GENERAL	12 Months Ended
Dec. 31, 2023
Disclosure Of General Information About Financial Statements Abstract
GENERAL
NOTE 1:-	GENERAL

a.
SHL Telemedicine Ltd. ("SHL" and/or "the Company") was incorporated in Israel. The registered office is located at Ashdar Building, Yigal Alon St. in Tel Aviv. Its shares are publicly traded on the SIX Swiss Exchange under the symbol SHLTN. In April 2023 the Company started trading its American Depositary Shares (“ADRs”) on The NASDAQ Capital Market (the “Nasdaq”), under the ticker symbol “SHLT”.

SHL and its subsidiaries ("the Group") develop and market advanced personal telemedicine solutions. Personal telemedicine is the transmission of medical data by an individual, from a remote location to a medical call center via telecommunication networks. SHL's personal telemedicine systems are designed to improve quality of care and life for people suffering from various health conditions ranging from the high-risk and chronically ill to ordinary users of healthcare products and services who wish to take a more active role in managing their own health. In addition, the Group provides B2B healthcare services in Israel in the field of diagnostics, preventive medicine, and medical opinions to institutional customers.

b.	The effects of the Swords of Iron War:

In October 2023, the Swords of Iron war broke out in Israel ("the war"). The ongoing war has led to a slowdown in business activity throughout the Israeli economy, as a result, among others, of the shutdown of enterprises in the south and north of Israel, the damage to local infrastructures, the nationwide military reserve draft for an indefinite period and the disruption of economic activity in the entire country. The prolongation of the war is likely to have extensive nationwide effects on numerous business and geographic segments.

The potential fluctuations in commodity prices, foreign currency exchange rates, availability of materials and manpower, local services and access to local resources are all liable to affect entities whose main operations are conducted in or with Israel.

Mediton's operations which provide services that are based on a fee-for-service model were affected by the war in Gaza during the last quarter of 2023. In the beginning of 2024 Mediton's activity is back on track.